Commitments and Contingencies - Other Legal Proceedings, Claims and Investigations (Detail)	9 Months Ended
Sep. 30, 2015 Defendant LegalMatter
Commitments and Contingencies Disclosure [Abstract]
Current docket of active and inactive cases nationwide relating to alleged exposure to asbestos from our product categories | LegalMatter	500
Number of defendants in many asbestos related cases | Defendant	100